FAIR VALUE MEASUREMENTS - Additional Information (Details)	Jun. 30, 2021 shares
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares)	4,000,000.0